S-K 1602(a)(3) Forepart, Sponsor Compensation	Nov. 20, 2025 $ / shares shares
Eagle Equity Partners VI, LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	8,625,000
Class B Ordinary Shares [Member] | Eagle Equity Partners VI, LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Securities Issued or to be Issued, Shares	8,625,000
Class B Ordinary Shares [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,125,000